CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Revenue	$ 2,055,099	$ 1,942,427	$ 6,053,928	$ 5,779,384
Costs and expenses:
Direct costs (excluding depreciation and amortization)	1,449,136	1,375,837	4,274,222	4,146,366
Selling, general and administrative expense	185,187	166,787	572,999	552,000
Depreciation and amortization	146,032	141,861	436,217	427,285
Transaction and integration-related expenses	10,433	8,001	34,516	28,970
Restructuring	0	6,197	45,390	32,890
Total costs and expenses	1,790,788	1,698,683	5,363,344	5,187,511
Income from operations	264,311	243,744	690,584	591,873
Interest income	1,273	1,434	3,294	1,727
Interest expense	(83,908)	(63,010)	(255,665)	(154,546)
Income before provision for income taxes	181,676	182,168	438,213	439,054
Provision for income taxes	(18,011)	(21,012)	(41,913)	(48,552)
Income before share of earnings from equity method investments	163,665	161,156	396,300	390,502
Share of losses in equity method investments	0	(1,002)	(383)	(2,643)
Net income attributable to the Group	$ 163,665	$ 160,154	$ 395,917	$ 387,859
Net income per Ordinary Share attributable to the Group (note 13):
Basic (in USD per share)	$ 1.99	$ 1.96	$ 4.83	$ 4.76
Diluted (in USD per share)	$ 1.97	$ 1.94	$ 4.79	$ 4.70
Weighted average number of Ordinary Shares outstanding (note 13):
Basic (in shares)	82,215,627	81,582,375	82,001,500	81,481,686
Diluted (in shares)	82,972,888	82,493,211	82,737,073	82,473,521